UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/14/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 137
Form 13F Information Table Value Total: $ 606,611 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC COM                 COM              002567105      936 26125.00 SH       SOLE                                   26125.00
ABBOTT LABORATORIES            COM              002824100    17367 309311.59SH       SOLE                                  309311.59
ACCENTURE LTD                  COM              g1150g111     9862 273725.21SH       SOLE                                  273725.21
ADOBE SYSTEMS INC              COM              00724F101    11688 273548.00SH       SOLE                                  273548.00
AIRGAS INC                     COM              009363102     2068 39696.12 SH       SOLE                                   39696.12
ALLERGAN INC                   COM              018490102    14428 224600.00SH       SOLE                                  224600.00
ALLIANT TECHSYSTEMS INC        COM              018804104     2022 17775.00 SH       SOLE                                   17775.00
AMERICAN EXPRESS               COM              025816109    12888 247755.38SH       SOLE                                  247755.38
AMERICAN INTERNATIONAL GROUP I COM              026874107      874 15000.00 SH       SOLE                                   15000.00
AMPHENOL CORP NEW-CL A         CL A             032095101     4028 86875.30 SH       SOLE                                   86875.30
ANADIGICS INC                  COM              032515108      490 42425.00 SH       SOLE                                   42425.00
ANIMAL HEALTH INTL INC COM     COM              03525N109      569 46275.00 SH       SOLE                                   46275.00
APTARGROUP INC                 COM              038336103     2665 65167.32 SH       SOLE                                   65167.32
ARBITRON INC COM               COM              03875Q108      515 12400.00 SH       SOLE                                   12400.00
ASTEC INDS INC COM             COM              046224101      391 10525.00 SH       SOLE                                   10525.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1737 44587.87 SH       SOLE                                   44587.87
BAKER HUGHES INC               COM              057224107      660  8142.00 SH       SOLE                                    8142.00
BANK OF NEW YORK MELLON CORP   COM              064058100    18494 379300.70SH       SOLE                                  379300.70
BE AEROSPACE INC COM           COM              073302101     1903 35985.00 SH       SOLE                                   35985.00
BOEING CO                      COM              097023105     8981 102697.10SH       SOLE                                  102697.10
BRIGHT HORIZON FAMILY COM      COM              109195107      488 14150.00 SH       SOLE                                   14150.00
BROADCOM CORP CL A             CL A             111320107     9539 364945.00SH       SOLE                                  364945.00
CATERPILLAR INC                COM              149123101    15997 220476.69SH       SOLE                                  220476.69
CENTERLINE HOLDINGS            COM              15188t108      353 46450.00 SH       SOLE                                   46450.00
CHEVRONTEXACO CORP             COM              166764100     1016 10887.44 SH       SOLE                                   10887.44
CIMAREX ENERGY CO              COM              171798101      569 13400.00 SH       SOLE                                   13400.00
CISCO SYSTEMS INC              COM              17275R102    11123 410916.00SH       SOLE                                  410916.00
CIT GROUP INC                  COM              125581108     9339 388665.04SH       SOLE                                  388665.04
CITRIX SYSTEMS INC             COM              177376100     2018 53105.00 SH       SOLE                                   53105.00
CLEAN HARBORS, INC.            COM              184496107      567 10975.00 SH       SOLE                                   10975.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2799 82495.00 SH       SOLE                                   82495.00
COLGATE PALMOLIVE CO.          COM              194162103    18421 236291.88SH       SOLE                                  236291.88
COMCAST CORP NEW CL A          CL A             20030N101     6095 333809.66SH       SOLE                                  333809.66
COMCAST CORP SPECIAL           COM              20030n200     1502 82895.00 SH       SOLE                                   82895.00
COMMVAULT SYSTEMS INC COM      COM              204166102      672 31775.00 SH       SOLE                                   31775.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1583 26352.45 SH       SOLE                                   26352.45
DAVITA INC                     COM              23918k108     1684 29900.00 SH       SOLE                                   29900.00
DEAN FOODS CO NEW COM          COM              242370104     1707 66040.00 SH       SOLE                                   66040.00
DENBURY RES INC COM NEW        COM              247916208     2605 87585.00 SH       SOLE                                   87585.00
DONALDSON CO INC               COM              257651109     2112 45546.72 SH       SOLE                                   45546.72
DRIL-QUIP INC COM              COM              262037104      591 10635.00 SH       SOLE                                   10635.00
DUN & BRADSTREET CORP          COM              26483e100     3346 37755.74 SH       SOLE                                   37755.74
DYNAMIC MATLS CORP COM         COM              267888105     1098 18650.00 SH       SOLE                                   18650.00
EMERSON ELECTRIC CO            COM              291011104    18368 324194.03SH       SOLE                                  324194.03
EURONET WORLDWIDE              COM              298736109      540 18025.00 SH       SOLE                                   18025.00
EXXON MOBIL CORP               COM              30231G102    18485 197310.24SH       SOLE                                  197310.24
FIRST CASH FINL SVCS INC       COM              31942D107      383 26100.00 SH       SOLE                                   26100.00
FISERV INC                     COM              337738108     1894 34135.00 SH       SOLE                                   34135.00
FOUNDATION COAL HLDGS COM      COM              35039W100     1507 28710.00 SH       SOLE                                   28710.00
FREEPORT MCMORAN C&G B         COM              35671D857      202  1975.00 SH       SOLE                                    1975.00
GAMING PARTNERS INTL COM       COM              36467a107      351 50020.00 SH       SOLE                                   50020.00
GEN-PROBE INC NEW COM          COM              36866T103     3628 57665.00 SH       SOLE                                   57665.00
GENERAL ELECTRIC CO            COM              369604103    14506 391327.23SH       SOLE                                  391327.23
HAPC INC COM                   COM              411357106      488 117700.00SH       SOLE                                  117700.00
HAYNES INTERNATL INC COM NEW   COM              420877201      553  7965.00 SH       SOLE                                    7965.00
HCC INSURANCE HOLDINGS INC     COM              404132102     2963 103340.94SH       SOLE                                  103340.94
HEALTHCARE SVCS GP INC         COM              421906108      637 30100.00 SH       SOLE                                   30100.00
HEALTHTRONICS INC COM          COM              42222L107      414 90350.00 SH       SOLE                                   90350.00
HEALTHWAYS INC COM             COM              422245100      690 11810.00 SH       SOLE                                   11810.00
HENRY SCHEIN INC               COM              806407102     1958 31890.00 SH       SOLE                                   31890.00
HMS HOLDINGS CORP              COM              40425j101     2952 88900.00 SH       SOLE                                   88900.00
HOLLY CORP NEW $0.01 PAR       COM              435758305      247  4865.00 SH       SOLE                                    4865.00
HOLOGIC INC                    COM              436440101     2086 30401.99 SH       SOLE                                   30401.99
IBM                            COM              459200101    10608 98132.06 SH       SOLE                                   98132.06
INTERCONTINENTALEXCHAN COM     COM              45865v100     2390 12420.00 SH       SOLE                                   12420.00
INVESTMENT TEC GRP NEW COM     COM              46145F105      619 13025.00 SH       SOLE                                   13025.00
ISHARES TR S&P SMLCAP 600      S&PSMLCAP 600    464287804      459  7070.00 SH       SOLE                                    7070.00
J P MORGAN CHASE & CO.         COM              46625h100    11166 255815.01SH       SOLE                                  255815.01
JOSEPH BANK CLOTHIERS          COM              480838101      464 16340.00 SH       SOLE                                   16340.00
JUNIPER NETWORK INC            COM              48203R104     1681 50650.00 SH       SOLE                                   50650.00
KBW INC                        COM              482423100      444 17375.00 SH       SOLE                                   17375.00
KELLOGG CO                     COM              487836108    14975 285631.71SH       SOLE                                  285631.71
KENEXA CORP COM                COM              488879107      194 10025.00 SH       SOLE                                   10025.00
KNOT INC COM                   COM              499184109     1386 87000.00 SH       SOLE                                   87000.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    13081 123477.77SH       SOLE                                  123477.77
LADISH INC                     COM              505754200      578 13400.00 SH       SOLE                                   13400.00
LAZARD LTD SHS A               CL A             G54050102     2832 69626.24 SH       SOLE                                   69626.24
LIFECELL                       COM              531927101      447 10375.00 SH       SOLE                                   10375.00
LKQ CORP COM                   COM              501889208     2969 141266.00SH       SOLE                                  141266.00
LODGENET ENTERTAINMENT CORP.   COM              540211109      329 18900.00 SH       SOLE                                   18900.00
LOGITECH INTL                  COM              h50430232     2326 63490.00 SH       SOLE                                   63490.00
LUNDIN MINING CORP COM         COM              550372106     1361 142010.00SH       SOLE                                  142010.00
MEDTRONIC INC                  COM              585055106    16770 333601.13SH       SOLE                                  333601.13
METLIFE INSURANCE              COM              59156R108    13308 215981.21SH       SOLE                                  215981.21
MICROCHIP TECHNOLOGY INC       COM              595017104     1883 59950.50 SH       SOLE                                   59950.50
MICROSOFT CORP                 COM              594918104    13432 377329.26SH       SOLE                                  377329.26
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103     1437  9270.63 SH       SOLE                                    9270.63
MORGAN STANLEY                 COM              617446448     6149 115794.56SH       SOLE                                  115794.56
NATCO                          COM              63227W203     2292 42337.00 SH       SOLE                                   42337.00
NATIONAL CINEMEDIA             COM              635309107     1774 70405.00 SH       SOLE                                   70405.00
NETWORK APPLIANCE INC          COM              64120L104    12047 482681.00SH       SOLE                                  482681.00
NEWFIELD EXPLORATION CO.       COM              651290108     3206 60845.00 SH       SOLE                                   60845.00
NOBLE ENRGY INC COM            COM              655044105     2295 28865.72 SH       SOLE                                   28865.72
NUCO2                          COM              629428103      498 20000.00 SH       SOLE                                   20000.00
OCCIDENTAL PETE CORP           COM              674599105    14278 185459.74SH       SOLE                                  185459.74
PEABODY ENERGY CORP COM        COM              704549104     7580 122973.73SH       SOLE                                  122973.73
PEPSICO INC                    COM              713448108    19248 253609.01SH       SOLE                                  253609.01
PETSMART INC                   COM              716768106     1394 59280.51 SH       SOLE                                   59280.51
PPD INC                        COM              717124101     1851 45866.48 SH       SOLE                                   45866.48
PRAXAIR INC                    COM              74005P104    20844 234973.95SH       SOLE                                  234973.95
PRECISION CASTPARTS CP COM     COM              740189105     1791 12915.05 SH       SOLE                                   12915.05
PROCTER & GAMBLE CO            COM              742718109      822 11202.19 SH       SOLE                                   11202.19
QUAKER CHEMICAL CORP           COM              747316107      571 26025.00 SH       SOLE                                   26025.00
QUALCOMM INC                   COM              747525103     9466 240561.94SH       SOLE                                  240561.94
QUEST SOFTWARE INC             COM              74834t103      589 31950.00 SH       SOLE                                   31950.00
RBC BEARINGS INC.              COM              75524b104      622 14325.00 SH       SOLE                                   14325.00
REINSURANCE GP AMER            COM              759351109     1528 29125.69 SH       SOLE                                   29125.69
ROBERT HALF INTERNATIONAL INC  COM              770323103      741 27406.42 SH       SOLE                                   27406.42
ROCKWELL COLLINS INC           COM              774341101     3770 52395.87 SH       SOLE                                   52395.87
ROPER INDUSTRIES               COM              776696106     1907 30505.45 SH       SOLE                                   30505.45
SCHLUMBERGER LTD               COM              806857108    13774 140026.37SH       SOLE                                  140026.37
SCRIPPS E W CO OHIO CL A       CL A             811054204     1865 41456.98 SH       SOLE                                   41456.98
SEI INVESTMENTS CO COM         COM              784117103     2117 65815.00 SH       SOLE                                   65815.00
SMITH INTERNATIONAL INC        COM              832110100     2946 39900.71 SH       SOLE                                   39900.71
SOTHEBYS HLDGS INC CL A        CL A             835898107     2409 63232.13 SH       SOLE                                   63232.13
SPDR SERIES TRUST KBW CAP MKTS UNIT SER 1       78464a771     2290 34225.00 SH       SOLE                                   34225.00
STANDARD & POORS DEPOSITARY RE COM              78462F103      749  5127.00 SH       SOLE                                    5127.00
STAPLES INC                    COM              855030102    15894 688988.00SH       SOLE                                  688988.00
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
T ROWE PRICE GROUP INC         COM              74144t108    20459 336067.74SH       SOLE                                  336067.74
TALEO CORP CL A                CL A             87424n104      774 26000.00 SH       SOLE                                   26000.00
TEREX CORP                     COM              880779103     2826 43099.00 SH       SOLE                                   43099.00
TESORO CORPORATION             COM              881609101      760 15945.63 SH       SOLE                                   15945.63
TETRA TECH INC NEW             COM              88162g103     1624 75540.00 SH       SOLE                                   75540.00
TEXAS CAPITAL BNCSHRS COM      COM              88224q107      495 27125.00 SH       SOLE                                   27125.00
TEXAS INSTRUMENTS INC          COM              882508104    11010 329643.21SH       SOLE                                  329643.21
THE BANCORP, INC               COM              05969a105      343 25500.00 SH       SOLE                                   25500.00
THERMO FISHER SCIENTIFIC INC   COM              883556102    18080 313462.00SH       SOLE                                  313462.00
THQ INC                        COM              872443403     2215 78600.00 SH       SOLE                                   78600.00
TRANSOCEAN INC.                COM              g90073100    14425 100775.00SH       SOLE                                  100775.00
UAP HLDG CORP COM              COM              903441103     4707 121960.92SH       SOLE                                  121960.92
UNITED TECHNOLOGIES CORP       COM              913017109      206  2700.00 SH       SOLE                                    2700.00
VCA ANTECH INC                 COM              918194101     2061 46615.00 SH       SOLE                                   46615.00
WATSON WYATT WORLDWIDE         COM              942712100      517 11150.00 SH       SOLE                                   11150.00
WD-40 COMPANY                  COM              929236107      619 16325.00 SH       SOLE                                   16325.00
ASIA PACIFIC FUND              COM              044901106      228     9400 SH       SOLE                                       9400
I SHARES S&P EUROPE 350        S&P Euro Plus    464287861     2425    21213 SH       SOLE                                      21213
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      653     4235 SH       SOLE                                       4235
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2649    33757 SH       SOLE                                      33757
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      620    30815 SH       SOLE                                      30815